Shareholder Report, Holdings (Details)	Apr. 30, 2025
American Funds® College 2042 Fund - Class 529-A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds® College 2042 Fund - Class 529-A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
American Funds® College 2042 Fund - Class 529-A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds® College 2042 Fund - Class 529-A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds® College 2042 Fund - Class 529-A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® College 2042 Fund - Class 529-C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds® College 2042 Fund - Class 529-C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
American Funds® College 2042 Fund - Class 529-C | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds® College 2042 Fund - Class 529-C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds® College 2042 Fund - Class 529-C | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® College 2042 Fund - Class 529-E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds® College 2042 Fund - Class 529-E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
American Funds® College 2042 Fund - Class 529-E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds® College 2042 Fund - Class 529-E | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds® College 2042 Fund - Class 529-E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® College 2042 Fund - Class 529-T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds® College 2042 Fund - Class 529-T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
American Funds® College 2042 Fund - Class 529-T | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds® College 2042 Fund - Class 529-T | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds® College 2042 Fund - Class 529-T | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® College 2042 Fund - Class 529-F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds® College 2042 Fund - Class 529-F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
American Funds® College 2042 Fund - Class 529-F-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds® College 2042 Fund - Class 529-F-1 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds® College 2042 Fund - Class 529-F-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® College 2042 Fund - Class 529-F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds® College 2042 Fund - Class 529-F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
American Funds® College 2042 Fund - Class 529-F-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds® College 2042 Fund - Class 529-F-2 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds® College 2042 Fund - Class 529-F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® College 2042 Fund - Class 529-F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds® College 2042 Fund - Class 529-F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
American Funds® College 2042 Fund - Class 529-F-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds® College 2042 Fund - Class 529-F-3 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds® College 2042 Fund - Class 529-F-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® College 2039 Fund - Class 529-A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
American Funds® College 2039 Fund - Class 529-A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds® College 2039 Fund - Class 529-A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® College 2039 Fund - Class 529-A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds® College 2039 Fund - Class 529-A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® College 2039 Fund - Class 529-C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
American Funds® College 2039 Fund - Class 529-C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds® College 2039 Fund - Class 529-C | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® College 2039 Fund - Class 529-C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds® College 2039 Fund - Class 529-C | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® College 2039 Fund - Class 529-E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
American Funds® College 2039 Fund - Class 529-E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds® College 2039 Fund - Class 529-E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® College 2039 Fund - Class 529-E | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds® College 2039 Fund - Class 529-E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® College 2039 Fund - Class 529-T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
American Funds® College 2039 Fund - Class 529-T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds® College 2039 Fund - Class 529-T | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® College 2039 Fund - Class 529-T | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds® College 2039 Fund - Class 529-T | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® College 2039 Fund - Class 529-F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
American Funds® College 2039 Fund - Class 529-F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds® College 2039 Fund - Class 529-F-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® College 2039 Fund - Class 529-F-1 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds® College 2039 Fund - Class 529-F-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® College 2039 Fund - Class 529-F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
American Funds® College 2039 Fund - Class 529-F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds® College 2039 Fund - Class 529-F-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® College 2039 Fund - Class 529-F-2 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds® College 2039 Fund - Class 529-F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® College 2039 Fund - Class 529-F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
American Funds® College 2039 Fund - Class 529-F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds® College 2039 Fund - Class 529-F-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® College 2039 Fund - Class 529-F-3 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds® College 2039 Fund - Class 529-F-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® College 2036 Fund - Class 529-A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds® College 2036 Fund - Class 529-A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds® College 2036 Fund - Class 529-A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds® College 2036 Fund - Class 529-A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® College 2036 Fund - Class 529-A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds® College 2036 Fund - Class 529-A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® College 2036 Fund - Class 529-C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds® College 2036 Fund - Class 529-C | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds® College 2036 Fund - Class 529-C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds® College 2036 Fund - Class 529-C | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® College 2036 Fund - Class 529-C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds® College 2036 Fund - Class 529-C | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® College 2036 Fund - Class 529-E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds® College 2036 Fund - Class 529-E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds® College 2036 Fund - Class 529-E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds® College 2036 Fund - Class 529-E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® College 2036 Fund - Class 529-E | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds® College 2036 Fund - Class 529-E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® College 2036 Fund - Class 529-T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds® College 2036 Fund - Class 529-T | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds® College 2036 Fund - Class 529-T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds® College 2036 Fund - Class 529-T | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® College 2036 Fund - Class 529-T | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds® College 2036 Fund - Class 529-T | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® College 2036 Fund - Class 529-F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds® College 2036 Fund - Class 529-F-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds® College 2036 Fund - Class 529-F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds® College 2036 Fund - Class 529-F-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® College 2036 Fund - Class 529-F-1 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds® College 2036 Fund - Class 529-F-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® College 2036 Fund - Class 529-F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds® College 2036 Fund - Class 529-F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds® College 2036 Fund - Class 529-F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds® College 2036 Fund - Class 529-F-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® College 2036 Fund - Class 529-F-2 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds® College 2036 Fund - Class 529-F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® College 2036 Fund - Class 529-F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds® College 2036 Fund - Class 529-F-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds® College 2036 Fund - Class 529-F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds® College 2036 Fund - Class 529-F-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds® College 2036 Fund - Class 529-F-3 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds® College 2036 Fund - Class 529-F-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2033 Fund® - Class 529-A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds College 2033 Fund® - Class 529-A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds College 2033 Fund® - Class 529-A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds College 2033 Fund® - Class 529-A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds College 2033 Fund® - Class 529-A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds College 2033 Fund® - Class 529-A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2033 Fund® - Class 529-C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds College 2033 Fund® - Class 529-C | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds College 2033 Fund® - Class 529-C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds College 2033 Fund® - Class 529-C | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds College 2033 Fund® - Class 529-C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds College 2033 Fund® - Class 529-C | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2033 Fund® - Class 529-E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds College 2033 Fund® - Class 529-E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds College 2033 Fund® - Class 529-E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds College 2033 Fund® - Class 529-E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds College 2033 Fund® - Class 529-E | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds College 2033 Fund® - Class 529-E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2033 Fund® - Class 529-T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds College 2033 Fund® - Class 529-T | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds College 2033 Fund® - Class 529-T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds College 2033 Fund® - Class 529-T | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds College 2033 Fund® - Class 529-T | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds College 2033 Fund® - Class 529-T | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2033 Fund® - Class 529-F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds College 2033 Fund® - Class 529-F-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds College 2033 Fund® - Class 529-F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds College 2033 Fund® - Class 529-F-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds College 2033 Fund® - Class 529-F-1 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds College 2033 Fund® - Class 529-F-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2033 Fund® - Class 529-F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds College 2033 Fund® - Class 529-F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds College 2033 Fund® - Class 529-F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds College 2033 Fund® - Class 529-F-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds College 2033 Fund® - Class 529-F-2 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds College 2033 Fund® - Class 529-F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2033 Fund® - Class 529-F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds College 2033 Fund® - Class 529-F-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds College 2033 Fund® - Class 529-F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds College 2033 Fund® - Class 529-F-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds College 2033 Fund® - Class 529-F-3 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds College 2033 Fund® - Class 529-F-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2030 Fund® - Class 529-A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds College 2030 Fund® - Class 529-A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds College 2030 Fund® - Class 529-A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds College 2030 Fund® - Class 529-A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.00%
American Funds College 2030 Fund® - Class 529-A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2030 Fund® - Class 529-C | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds College 2030 Fund® - Class 529-C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds College 2030 Fund® - Class 529-C | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds College 2030 Fund® - Class 529-C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.00%
American Funds College 2030 Fund® - Class 529-C | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2030 Fund® - Class 529-E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds College 2030 Fund® - Class 529-E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds College 2030 Fund® - Class 529-E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds College 2030 Fund® - Class 529-E | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.00%
American Funds College 2030 Fund® - Class 529-E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2030 Fund® - Class 529-T | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds College 2030 Fund® - Class 529-T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds College 2030 Fund® - Class 529-T | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds College 2030 Fund® - Class 529-T | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.00%
American Funds College 2030 Fund® - Class 529-T | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2030 Fund® - Class 529-F-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds College 2030 Fund® - Class 529-F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds College 2030 Fund® - Class 529-F-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds College 2030 Fund® - Class 529-F-1 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.00%
American Funds College 2030 Fund® - Class 529-F-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2030 Fund® - Class 529-F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds College 2030 Fund® - Class 529-F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds College 2030 Fund® - Class 529-F-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds College 2030 Fund® - Class 529-F-2 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.00%
American Funds College 2030 Fund® - Class 529-F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2030 Fund® - Class 529-F-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds College 2030 Fund® - Class 529-F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds College 2030 Fund® - Class 529-F-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds College 2030 Fund® - Class 529-F-3 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.00%
American Funds College 2030 Fund® - Class 529-F-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2027 Fund® - Class 529-A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds College 2027 Fund® - Class 529-A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds College 2027 Fund® - Class 529-A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds College 2027 Fund® - Class 529-A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.00%
American Funds College 2027 Fund® - Class 529-A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2027 Fund® - Class 529-C | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds College 2027 Fund® - Class 529-C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds College 2027 Fund® - Class 529-C | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds College 2027 Fund® - Class 529-C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.00%
American Funds College 2027 Fund® - Class 529-C | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2027 Fund® - Class 529-E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds College 2027 Fund® - Class 529-E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds College 2027 Fund® - Class 529-E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds College 2027 Fund® - Class 529-E | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.00%
American Funds College 2027 Fund® - Class 529-E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2027 Fund® - Class 529-T | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds College 2027 Fund® - Class 529-T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds College 2027 Fund® - Class 529-T | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds College 2027 Fund® - Class 529-T | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.00%
American Funds College 2027 Fund® - Class 529-T | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2027 Fund® - Class 529-F-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds College 2027 Fund® - Class 529-F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds College 2027 Fund® - Class 529-F-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds College 2027 Fund® - Class 529-F-1 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.00%
American Funds College 2027 Fund® - Class 529-F-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2027 Fund® - Class 529-F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds College 2027 Fund® - Class 529-F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds College 2027 Fund® - Class 529-F-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds College 2027 Fund® - Class 529-F-2 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.00%
American Funds College 2027 Fund® - Class 529-F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College 2027 Fund® - Class 529-F-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds College 2027 Fund® - Class 529-F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds College 2027 Fund® - Class 529-F-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds College 2027 Fund® - Class 529-F-3 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.00%
American Funds College 2027 Fund® - Class 529-F-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College Enrollment Fund® - Class 529-A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds College Enrollment Fund® - Class 529-A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds College Enrollment Fund® - Class 529-A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.00%
American Funds College Enrollment Fund® - Class 529-A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College Enrollment Fund® - Class 529-C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds College Enrollment Fund® - Class 529-C | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds College Enrollment Fund® - Class 529-C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.00%
American Funds College Enrollment Fund® - Class 529-C | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College Enrollment Fund® - Class 529-E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds College Enrollment Fund® - Class 529-E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds College Enrollment Fund® - Class 529-E | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.00%
American Funds College Enrollment Fund® - Class 529-E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College Enrollment Fund® - Class 529-T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds College Enrollment Fund® - Class 529-T | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds College Enrollment Fund® - Class 529-T | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.00%
American Funds College Enrollment Fund® - Class 529-T | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College Enrollment Fund® - Class 529-F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds College Enrollment Fund® - Class 529-F-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds College Enrollment Fund® - Class 529-F-1 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.00%
American Funds College Enrollment Fund® - Class 529-F-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College Enrollment Fund® - Class 529-F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds College Enrollment Fund® - Class 529-F-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds College Enrollment Fund® - Class 529-F-2 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.00%
American Funds College Enrollment Fund® - Class 529-F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds College Enrollment Fund® - Class 529-F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds College Enrollment Fund® - Class 529-F-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds College Enrollment Fund® - Class 529-F-3 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.00%
American Funds College Enrollment Fund® - Class 529-F-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]

[1]	Less than 1%.